Notes Related to the Consolidated Statement of Income (Loss) - Summary of Financial Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Interest expense on finance leases	€ (4)	€ (8)	€ (4)
Interest expense related to borrowings	(5)	(7)
Other finance expenses	(19)	(3,168)	(66)
Total financial expenses	(29)	(3,183)	(70)
Income from short term deposits	163	405	545
Other finance income	5,264	134	13
Total financial income	5,427	539	558
Financial income	€ 5,399	€ (2,644)	€ 488